As filed with the U.S. Securities and Exchange Commission on September 23, 2025

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 960☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940☒

Amendment No. 962 ☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and Address of Agent for Service)

Copies to:

Laura Flores W. John McGuire Morgan Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Joanne Antico WisdomTree Asset Management, Inc. 250 West 34th Street, 3rd Floor New York, NY 10119

It is proposed that this filing will become effective (check appropriate box):

☐ 60 days after filing pursuant to paragraph (a)(1) Rule 485.
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐ Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐ On (date) pursuant to paragraph (a)(1) of Rule 485.
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.
☒ On October 6, 2025 pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 960 to the Registration Statement on Form N-1A for WisdomTree Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 6, 2025 the effectiveness of Post-Effective Amendment No. 951 (“PEA No. 951”), which was filed with the Commission via EDGAR Accession No. 0001214659-25-010531 on July 17, 2025, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 951 by means of this filing, Parts A, B and C of PEA No. 951 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for the WisdomTree Quantum Computing Fund is incorporated herein by reference to Part A of PEA No. 951.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the WisdomTree Quantum Computing Fund is incorporated herein by reference to Part B of PEA No. 951

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 951.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 960 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 23rd day of September 2025.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 960 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signatures	Title	Date

/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	September 23, 2025

/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	September 23, 2025

/s/ David Chrencik* David Chrencik	Trustee	September 23, 2025

/s/ Phillip Goff* Phillip Goff	Trustee	September 23, 2025

/s/ Joel Goldberg* Joel Goldberg	Trustee	September 23, 2025

/s/ Toni Massaro* Toni Massaro	Trustee	September 23, 2025

/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	September 23, 2025

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	September 23, 2025

*By:	/s/ Joanne Antico
Joanne Antico
(Attorney-in-Fact)